Document and Entity Information	Apr. 07, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 07, 2021
Entity Registrant Name	COLUMBUS MCKINNON CORPORATION
Entity Incorporation, State or Country Code	NY
Entity File Number	001-34362
Entity Tax Identification Number	16-0547600
Entity Address, Address Line One	205 Crosspoint Parkway
Entity Address, City or Town	Getzville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14068
City Area Code	716
Local Phone Number	689-5400
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CMCO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Columbus McKinnon Corporation (the “Company”) filed a Current Report on Form 8-K (“Form 8-K”) on April 8, 2021, reporting, among other things, the Company’s acquisition of Dorner Mfg. Corp. (“Dorner”). The acquisition of Dorner is referred to as the “Acquisition” throughout this document. The Company did not file financial statements of Dorner or any pro forma financial information at that time in accordance with the authority granted within Item 9.01(a) of Form 8-K. The Company is amending its previously filed Form 8-K and is now filing the audited financial statements of Precision Acquisition MidCo, Inc., which is the indirect parent entity of Dorner, as of and for the years ended September 30, 2020 and September 30, 2019, unaudited financial statements of Precision Acquisition MidCo, Inc. for the three months ended December 31, 2020 and December 31, 2019 and as of December 31, 2020, and the pro forma financial information of the Company giving effect to the acquisition of Dorner, required by Items 9.01(a) and 9.01(b) of Form 8-K. The Company therefore hereby amends the following items of its Form 8-K filed April 8, 2021, as follows:
Entity Central Index Key	0001005229
Amendment Flag	true